Common Stock and Additional Paid In Capital Dividends-General (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Jun. 08, 2015	Dec. 31, 2014	Apr. 15, 2011	Dec. 31, 2010	Dec. 08, 2010
Common stock shares authorized	1,000,000,000		1,000,000,000	1,000,000,000	250,000,000	500
Preferred stock shares authorized	500,000,000		500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 20
Installment 1 - FY 2014
Dividends Payable, Date Declared	May 08, 2014
Dividend Payable Date To Be Paid Day Month And Year	May 29, 2014
Dividends Payable Date Of Record Day Month And Year	May 20, 2014
Share price of dividend paid	$ 0.19
Installment 2 - FY 2014
Dividends Payable, Date Declared	Jul. 21, 2014
Dividend Payable Date To Be Paid Day Month And Year	Aug. 08, 2014
Dividends Payable Date Of Record Day Month And Year	Aug. 01, 2014
Share price of dividend paid	$ 0.19
Installment 3 - FY 2014
Dividends Payable, Date Declared	Oct. 15, 2014
Dividend Payable Date To Be Paid Day Month And Year	Nov. 07, 2014
Dividends Payable Date Of Record Day Month And Year	Oct. 31, 2014
Share price of dividend paid	$ 0.19
Installment 4 - FY 2014
Dividends Payable, Date Declared	Feb. 24, 2015
Dividend Payable Date To Be Paid Day Month And Year	Mar. 23, 2015
Dividends Payable Date Of Record Day Month And Year	Mar. 10, 2015
Share price of dividend paid	$ 0.19
Installment 1 - FY 2015
Dividends Payable, Date Declared	May 06, 2015
Dividend Payable Date To Be Paid Day Month And Year	May 29, 2015
Dividends Payable Date Of Record Day Month And Year	May 22, 2015
Share price of dividend paid	$ 0.19